united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2023

RESQ Dynamic Allocation Fund

RQEAX

RQECX

RQEIX

RESQ Strategic Income Fund

RQIAX

RQICX

RQIIX

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the six months ended March 31, 2023, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	12.95%	(3.43)%	(1.43)%	(0.81)%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	6.47%	(8.98)%	(2.58)%	(1.44)%	N/A
RESQ Dynamic Allocation Fund - Class C	12.62%	(4.05)%	(2.04)%	N/A	(1.65)%
RESQ Dynamic Allocation Fund - Class I	13.17%	(3.11)%	(1.05)%	(0.41)%	N/A
MSCI World Index (c)	18.25%	(7.02)%	8.01%	7.93%	8.62%
S&P 500 Total Return Index (d)	15.62%	(7.73)%	11.19%	11.29%	11.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses before fee waiver, as stated in the fee table to the Fund’s prospectus dated February 1, 2023 are 2.71%, 3.31% and 2.31% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014

(c)	The MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries. With 1,650 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds - Equity Funds	94.6%
Short-Term Investments	5.5%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the six months ended March 31, 2023, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	9.39%	(1.22)%	(2.36)%	(1.19)%	N/A
RESQ Strategic Income Fund - Class A with Load	4.14%	(5.92)%	(3.30)%	(1.71)%	N/A
RESQ Strategic Income Fund - Class C	9.21%	(1.69)%	(2.94)%	N/A	(2.44)%
RESQ Strategic Income Fund - Class I	9.91%	(0.65)%	(1.88)%	(0.75)%	N/A
Bloomberg U.S. Aggregate Bond Index (c)	4.89%	(4.78)%	0.91%	1.65%	1.19%
Dow Jones Conservative Portfolio Index (d)	6.48%	(5.81)%	0.61%	1.63%	1.36%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses before fee waiver, as stated in the fee table to the Fund’s prospectus dated February 1, 2023 are 2.78%, 3.38% and 2.38% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. Redemptions of any share class made within 30 days of purchase may be assessed a redemption fee of 2.00%. For performance information current to the most recent month-end, please call 1-877-940-2526.

(a)	Inception date is December 20, 2013.

(b)	Inception date is October 17, 2014.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Conservative Portfolio Index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	82.3%
Short-Term Investments	17.8%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.6%
	EQUITY - 94.6%
26,700	Amplify Transformational Data Sharing ETF(a)	$516,645
51,600	ARK Fintech Innovation ETF(a)	970,596
49,500	ARK Innovation ETF(a)	1,996,830
63,500	AXS Short Innovation ETF	2,545,080
66,200	Bitwise Crypto Industry Innovators ETF(a)	388,594
13,300	Communication Services Select Sector SPDR Fund	771,001
6,100	Consumer Discretionary Select Sector SPDR Fund	912,194
7,600	Consumer Staples Select Sector SPDR Fund	567,796
54,000	Direxion Daily Emerging Markets Bear 3X Shares(a)	670,680
160,000	Direxion Daily S&P 500 Bear 3X Shares(a)	2,833,600
5,450	Energy Select Sector SPDR Fund	451,424
29,100	Financial Select Sector SPDR Fund	935,565
9,363	Health Care Select Sector SPDR Fund	1,212,134
7,300	Industrial Select Sector SPDR Fund	738,614
66,400	Invesco China Technology ETF	3,093,576
23,400	iShares Biotechnology ETF	3,022,344
49,300	iShares China Large-Cap ETF	1,455,829
5,400	iShares Russell 2000 ETF	963,360
42,900	KraneShares Bosera MSCI China A 50 Connect Index ETF	1,113,684
3,100	Materials Select Sector SPDR Fund	250,046
49,000	ProShares Short MSCI Emerging Markets	722,260
5,600	Real Estate Select Sector SPDR Fund	209,328
3,700	Utilities Select Sector SPDR Fund	250,453
55,000	Vanguard FTSE Emerging Markets ETF	2,222,000
		28,813,633

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,548,685)	28,813,633

See accompanying notes to financial statements.

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
1,673,282	First American Government Obligations Fund, Class X, 4.64% (Cost $1,673,282)(b)	$1,673,282

	TOTAL INVESTMENTS - 100.1% (Cost $32,221,967)	$30,486,915
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(27,542)
	NET ASSETS - 100.0%	$30,459,373

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.3%
	EQUITY - 1.4%
7,600	iShares Cohen & Steers REIT ETF	$422,104

	FIXED INCOME - 80.9%
500,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	4,440,000
30,000	iShares 20+ Year Treasury Bond ETF	3,191,100
26,400	iShares 7-10 Year Treasury Bond ETF	2,616,768
41,000	iShares iBoxx $ High Yield Corporate Bond ETF	3,097,550
43,000	SPDR Portfolio Long Term Treasury ETF	1,327,840
69,000	Vanguard Extended Duration Treasury ETF	6,247,260
60,500	Vanguard Long-Term Treasury ETF	3,963,355
		24,883,873

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,074,504)	25,305,977

	SHORT-TERM INVESTMENTS — 17.8%
	MONEY MARKET FUNDS - 17.8%
5,488,537	First American Government Obligations Fund, Class X, 4.64% (Cost $5,488,537)(a)	5,488,537

	TOTAL INVESTMENTS - 100.1% (Cost $30,563,041)	$30,794,514
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(39,730)
	NET ASSETS - 100.0%	$30,754,784

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
ASSETS
Investment securities:
Total investments, at cost	$32,221,967	$30,563,041
Total investments, at value	$30,486,915	$30,794,514
Dividends and interest receivable	10,044	20,604
Prepaid expenses and other assets	47,520	46,790
TOTAL ASSETS	30,544,479	30,861,908

LIABILITIES
Investment advisory fees payable	23,209	23,722
Payable for Fund shares redeemed	36,744	57,215
Audit fees payable	8,725	8,715
Distribution (12b-1) fees payable	9,750	10,050
Payable to related parties	5,439	5,957
Accrued expenses and other liabilities	1,239	1,465
TOTAL LIABILITIES	85,106	107,124
NET ASSETS	$30,459,373	$30,754,784

NET ASSETS CONSIST OF:
Paid in capital	$35,546,763	$38,714,504
Accumulated losses	(5,087,390)	(7,959,720)
NET ASSETS	$30,459,373	$30,754,784

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$28,973,558	$29,857,280
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	3,322,322	3,634,740
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (a)	$8.72	$8.21
Maximum Offering Price Per Share (b)	$9.25	$8.62

Class C Shares:
Net Assets	$21,654	$11,817
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	2,609	1,477
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$8.30	$8.00

Class I Shares:
Net Assets	$1,464,161	$885,687
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	162,306	106,636
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.02	$8.31

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

(b)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

	RESQ Dynamic	RESQ Strategic
	Allocation Fund	Income Fund
INVESTMENT INCOME
Dividends	$202,249	$226,496
Interest	68,409	191,451
TOTAL INVESTMENT INCOME	270,658	417,947

EXPENSES
Investment advisory fees	173,678	173,875
Distribution (12b-1) fees:
Class A	56,013	56,848
Class C	103	56
Registration fees	29,808	29,808
Transfer agent fees	19,624	19,624
Administrative services fees	25,882	25,883
Accounting services fees	16,400	16,405
Audit fees	8,721	8,721
Printing and postage expenses	5,003	5,003
Compliance officer fees	6,982	6,981
Trustees fees and expenses	7,480	7,480
Legal fees	6,494	6,494
Custodian fees	2,992	2,992
Insurance expense	1,720	1,719
Other expenses	2,737	2,732
TOTAL EXPENSES	363,637	364,621

Fees waived by the Advisor	(46,778)	(46,664)

NET EXPENSES	316,859	317,957

NET INVESTMENT INCOME (LOSS)	(46,201)	99,990

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,184,007	896,123
Distributions from underlying investment companies	244,951	—
Net change in unrealized appreciation on investments	2,133,901	1,780,456

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,562,859	2,676,579

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,516,658	$2,776,569

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2023	For the Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment loss	$(46,201)	$(92,484)
Net realized gain (loss) on investments	1,184,007	(3,756,366)
Distributions from underlying investment companies	244,951	7,833
Net change in unrealized appreciation (depreciation) on investments	2,133,901	(3,063,851)
Net increase (decrease) in net assets resulting from operations	3,516,658	(6,904,868)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(54,460)
Class I	—	(738)
Net decrease in net assets from distributions to shareholders	—	(55,198)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,806,412	1,458,065
Class I	1,298,247	—
Net asset value of shares issued in reinvestment of distributions:
Class A	—	54,399
Class I	—	738
Redemption fee proceeds:
Class A	—	1
Payments for shares redeemed:
Class A	(2,545,429)	(2,859,663)
Class I	(116,314)	(38,672)
Net increase (decrease) in net assets from shares of beneficial interest	442,916	(1,385,132)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,959,574	(8,345,198)

NET ASSETS
Beginning of Period	26,499,799	34,844,997
End of Period	$30,459,373	$26,499,799

SHARE ACTIVITY
Class A:
Shares Sold	222,457	163,922
Shares Reinvested	—	6,085
Shares Redeemed	(308,867)	(315,560)
Net decrease in shares of beneficial interest outstanding	(86,410)	(145,553)

Class I:
Shares Sold	154,176	—
Shares Reinvested	—	80
Shares Redeemed	(13,844)	(4,307)
Net increase (decrease) in shares of beneficial interest outstanding	140,332	(4,227)

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2023	For the Year Ended
	(Unaudited)	September 30, 2022
FROM OPERATIONS
Net investment income	$99,990	$156,874
Net realized income (loss) on investments	896,123	(4,333,345)
Distributions from underlying investment companies	—	61,902
Net change in unrealized appreciation (depreciation) on investments	1,780,456	(1,452,888)
Net increase (decrease) in net assets resulting from operations	2,776,569	(5,567,457)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(190,168)
Class C	—	(23)
Class I	—	(23)
Distributions paid:
Class A	(97,579)	—
Class C	(7)	—
Class I	(4,496)	—
Net decrease in net assets from distributions to shareholders	(102,082)	(190,214)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,164,322	1,954,689
Class I	843,022	—
Net asset value of shares issued in reinvestment of distributions:
Class A	97,458	189,921
Class C	7	23
Class I	4,496	23
Redemption fee proceeds:
Class A	—	2
Payments for shares redeemed:
Class A	(2,202,384)	(2,759,260)
Class I	(1,664)	(4)
Net increase (decrease) in net assets from shares of beneficial interest	1,905,257	(614,606)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,579,744	(6,372,277)

NET ASSETS
Beginning of Period	26,175,040	32,547,317
End of Period	$30,754,784	$26,175,040

SHARE ACTIVITY
Class A:
Shares Sold	422,659	238,472
Shares Reinvested	12,047	25,329
Shares Redeemed	(275,814)	(330,838)
Net increase (decrease) in shares of beneficial interest outstanding	158,892	(67,037)

Class C:
Shares Reinvested	1	3
Net increase in shares of beneficial interest outstanding	1	3

Class I:
Shares Sold	106,015	—
Shares Reinvested	549	3
Shares Redeemed	(203)	(1)
Net increase in shares of beneficial interest outstanding	106,361	2

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$7.72		$9.72	$9.40	$9.02	$9.62	$9.07
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.02)	(0.12)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	1.01		(1.96)	0.44	0.44	(0.55)	0.61
Total from investment operations	1.00		(1.98)	0.32	0.39	(0.60)	0.55
Paid-in-capital from redemption fees (1)	—		0.00 (2)	0.00 (2)	—	—	0.00 (2)
Less distributions from:
Return of capital	—		(0.02)	—	(0.01)	—	—
Total distributions	—		(0.02)	—	(0.01)	—	—
Net asset value, end of period	$8.72		$7.72	$9.72	$9.40	$9.02	$9.62
Total return (3)	12.95	% (7)	(20.44)%	3.40%	4.35%	(6.24)%	6.06%
Net assets, at end of period (000s)	$28,974		$26,305	$34,558	$32,933	$36,754	$45,351
Ratio of gross expenses to average net assets (4)	2.52	% (6)	2.41%	2.26%	2.49%	2.49%	2.42%
Ratio of net expenses to average net assets (4)	2.20	% (6)	2.20%	2.20%	2.20%	2.20%	2.25%
Ratio of net investment loss before waiver to average net assets (5)	(0.67	)% (6)	(0.51)%	(1.19)%	(0.82)%	(0.89)%	(0.76)%
Ratio of net investment loss to average net assets (5)	(0.35	)% (6)	(0.30)%	(1.13)%	(0.53)%	(0.60)%	(0.59)%
Portfolio Turnover Rate	109	% (7)	691%	441%	710%	861%	448%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$7.37		$9.32	$9.06	$8.76	$9.40	$8.92
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.07)	(0.16)	(0.11)	(0.11)	(0.15)
Net realized and unrealized gain (loss) on investments	0.97		(1.88)	0.42	0.43	(0.53)	0.63
Total from investment operations	0.93		(1.95)	0.26	0.32	(0.64)	0.48
Less distributions from:
Return of capital	—		—	—	(0.02)	—	—
Total distributions	—		—	—	(0.02)	—	—
Net asset value, end of period	$8.30		$7.37	$9.32	$9.06	$8.76	$9.40
Total return (2)	12.62	% (6)	(20.92)%	2.87%	3.65%	(6.81)%	5.38%
Net assets, at end of period (000s)	$22		$19	$24	$41	$51	$81
Ratio of gross expenses to average net assets (3)	3.12	% (5)	3.01%	2.86%	3.09%	3.09%	3.02%
Ratio of net expenses to average net assets (3)	2.80	% (5)	2.80%	2.80%	2.80%	2.80%	2.85%
Ratio of net investment loss before waiver to average net assets (4)	(1.25	)% (5)	(1.12)%	(1.65)%	(1.48)%	(1.50)%	(1.82)%
Ratio of net investment loss to average net assets (4)	(0.93	)% (5)	(0.91)%	(1.59)%	(1.19)%	(1.21)%	(1.65)%
Portfolio Turnover Rate	109	% (6)	691%	441%	710%	861%	448%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$7.97		$10.02	$9.65	$9.24	$9.82	$9.21
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.01	(0.08)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	1.02		(2.03)	0.45	0.46	(0.56)	0.64
Total from investment operations	1.05		(2.02)	0.37	0.44	(0.58)	0.61
Paid-in-capital from redemption fees (1)	—		—	—	—	—	0.00 (2)
Less distributions from:
Return of capital	—		(0.03)	—	(0.03)	—	—
Total distributions	—		(0.03)	—	(0.03)	—	—
Net asset value, end of period	$9.02		$7.97	$10.02	$9.65	$9.24	$9.82
Total return (3)	13.17	% (7)	(20.19)%	3.83%	4.73%	(5.91)%	6.62%
Net assets, at end of period (000s)	$1,464		$175	$262	$418	$274	$521
Ratio of gross expenses to average net assets (4)	2.12	% (6)	2.01%	1.86%	2.09%	2.09%	2.02%
Ratio of net expenses to average net assets (4)	1.80	% (6)	1.80%	1.80%	1.80%	1.80%	1.85%
Ratio of net investment income (loss) before waiver to average net assets (5)	0.25	% (6)	(0.08)%	(0.78)%	(0.57)%	(0.52)%	(0.46)%
Ratio of net investment income (loss) to average net assets (5)	0.57	% (6)	0.13%	(0.72)%	(0.28)%	(0.22)%	(0.29)%
Portfolio Turnover Rate	109	% (7)	691%	441%	710%	861%	448%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$7.53		$9.18	$9.44	$8.89	$8.98	$9.63
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.04	(0.07)	(0.02)	0.00 (2)	0.08
Net realized and unrealized gain (loss) on investments	0.68		(1.63)	(0.18)	0.59	(0.08)	(0.65)
Total from investment operations	0.71		(1.59)	(0.25)	0.57	(0.08)	(0.57)
Paid-in-capital from redemption fees (1)	—		0.00 (2)	0.00 (2)	—	—	—
Less distributions from:
Net investment income	(0.03)		—	(0.01)	(0.02)	(0.01)	(0.08)
Return of capital	—		(0.06)	—	—	—	—
Total distributions	(0.03)		(0.06)	(0.01)	(0.02)	(0.01)	(0.08)
Net asset value, end of period	$8.21		$7.53	$9.18	$9.44	$8.89	$8.98
Total return (3)	9.39	% (7)	(17.37)%	(2.66)%	6.40%	(0.88)%	(5.91)%
Net assets, at end of period (000s)	$29,857		$26,162	$32,532	$31,543	$34,016	$39,116
Ratio of gross expenses to average net assets (4)	2.52	% (6)	2.46%	2.34%	2.55%	2.57%	2.47%
Ratio of net expenses to average net assets (4)	2.20	% (6)	2.20%	2.20%	2.20%	2.20%	2.25%
Ratio of net investment income (loss) before waiver to average net assets (5)	0.36	% (6)	0.28%	(0.84)%	(0.62)%	(0.33)%	0.59%
Ratio of net investment income (loss) to average net assets (5)	0.68	% (6)	0.54%	(0.70)%	(0.27)%	0.05%	0.81%
Portfolio Turnover Rate	146	% (7)	713%	318%	526%	1504%	738%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	March 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2022		September 30, 2021	September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of period	$7.33		$8.95		$9.25	$8.75	$8.88	$9.52
Activity from investment operations:
Net investment income (loss) (1)	0.00	(2)	(0.00	) (2)	(0.12)	(0.08)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	0.67		(1.60)		(0.18)	0.58	(0.08)	(0.62)
Total from investment operations	0.67		(1.60)		(0.30)	0.50	(0.13)	(0.61)
Less distributions from:
Net investment income	(0.00	) (2)	—		—	—	—	(0.03)
Return of capital	—		(0.02)		—	—	—	—
Total distributions	(0.00	) (2)	(0.02)		—	—	—	(0.03)
Net asset value, end of period	$8.00		$7.33		$8.95	$9.25	$8.75	$8.88
Total return (3)	9.21	% (7)	(17.93)%		(3.24)%	5.71%	(1.46)%	(6.41)%
Net assets, at end of period (000s)	$12		$11		$13	$14	$13	$13
Ratio of gross expenses to average net assets (4)	3.12	% (6)	3.06%		2.94%	3.15%	3.17%	3.07%
Ratio of net expenses to average net assets (4)	2.80	% (6)	2.80%		2.80%	2.80%	2.80%	2.85%
Ratio of net investment loss before waiver waiver to average net assets (5)	(0.23	)% (6)	(0.32)%		(1.44)%	(1.24)%	(0.92)%	(0.07)%
Ratio of net investment income (loss) to average net assets (5)	0.09	% (6)	(0.06)%		(1.30)%	(0.89)%	(0.55)%	0.13%
Portfolio Turnover Rate	146	% (7)	713%		318%	526%	1504%	738%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less then $0.01.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	March 31, 2023		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		September 30, 2022	September 30, 2021	September 30, 2020		September 30, 2019	September 30, 2018
Net asset value, beginning of period	$7.60		$9.27	$9.52	$8.95		$9.01	$9.66
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.08	(0.03)	(0.00	) (2)	0.04	0.12
Net realized and unrealized gain (loss) on investments	0.71		(1.67)	(0.19)	0.61		(0.06)	(0.65)
Total from investment operations	0.75		(1.59)	(0.22)	0.61		(0.02)	(0.53)
Less distributions from:
Net investment income	(0.04)		—	(0.03)	(0.04)		(0.04)	(0.12)
Return of capital	—		(0.08)	—	—		—	—
Total distributions	(0.04)		(0.08)	(0.03)	(0.04)		(0.04)	(0.12)
Net asset value, end of period	$8.31		$7.60	$9.27	$9.52		$8.95	$9.01
Total return (3)	9.91	% (7)	(17.11)%	(2.36)%	6.90%		(0.23)%	(5.52)%
Net assets, at end of period (000s)	$886		$2	$3	$23		$8	$120
Ratio of gross expenses to average net assets (4)	2.12	% (6)	2.06%	1.94%	2.15%		2.17%	2.07%
Ratio of net expenses to average net assets (4)	1.80	% (6)	1.80%	1.80%	1.80%		1.80%	1.85%
Ratio of net investment income (loss) before waiver to average net assets (5)	0.66	% (6)	0.70%	(0.43)%	(0.33)%		0.04%	1.01%
Ratio of net investment income (loss) to average net assets (5)	0.98	% (6)	0.96%	(0.29)%	0.02%		0.41%	1.24%
Portfolio Turnover Rate	146	% (7)	713%	318%	526%		1504%	738%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$28,813,633	$—	$—	$28,813,633
Short-Term Investments	1,673,282	—	—	1,673,282
Total	$30,486,915	$—	$—	$30,486,915

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,305,977	$—	$—	$25,305,977
Short-Term Investments	5,488,537	—	—	5,488,537
Total	$30,794,514	$—	$—	$30,794,514

The Funds did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedules of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2020-2022 or expected to be taken in the Funds’ 2023 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the six months ended March 31, 2023, the Advisor earned advisory fees of $173,678 and $173,875 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and reimburse the Funds for other expenses until at least February 1, 2024 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended March 31, 2023, the Advisor waived fees pursuant to the Waiver Agreement in the amount of $46,778 and $46,664 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2023, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	September 30, 2023	September 30, 2024	September 30, 2025
RESQ Dynamic Allocation Fund	$100,399	$22,408	$65,027
RESQ Strategic Income Fund	$111,624	$47,464	$76,569

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares,

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended March 31, 2023 the Funds incurred distribution fees as follows:

	Class A	Class C
RESQ Dynamic Allocation Fund	$56,013	$103
RESQ Strategic Income Fund	$56,848	$56

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2023, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares or RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds are also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2023, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund did not assess any redemption fees.

5.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
RESQ Dynamic Allocation Fund	$31,948,376	$27,894,068
RESQ Strategic Income Fund	$32,252,300	$30,221,055

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$32,816,309	$231,802	$(2,561,196)	$(2,329,394)
RESQ Strategic Income Fund	30,692,552	383,285	(281,323)	101,962

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
9/30/2022	Income	Capital Gains	Income	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$55,198	$55,198
RESQ Strategic Income Fund	—	—	—	190,214	190,214

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
9/20/2021	Income	Capital Gains	Income	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—	$—
RESQ Strategic Income Fund	33,217	—	—	368	33,585

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$—	$—	$(3,892,786)	$(247,967)	$—	$(4,463,295)	$(8,604,048)
RESQ Strategic Income Fund	—	—	(4,399,416)	(4,556,297)	—	(1,678,494)	(10,634,207)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Dynamic Allocation Fund incurred and elected to defer such late year losses of $245,997.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
RESQ Dynamic Allocation Fund	$3,646,789
RESQ Strategic Income Fund	4,399,416

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023

At September 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized, as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
RESQ Dynamic Allocation Fund	$—	$247,967	$247,967	$159,466
RESQ Strategic Income Fund	4,556,297	—	4,556,297	—

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassifications for the fiscal year ended September 30, 2022 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
RESQ Dynamic Allocation Fund	$(304,027)	$304,027
RESQ Strategic Income Fund	(47,272)	47,272

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	56.34%
NFS LLC	RESQ Dynamic Allocation Fund	43.51%
Charles Schwab & Co.	RESQ Strategic Income Fund	51.71%
NFS LLC	RESQ Strategic Income Fund	48.20%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RESQ FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” columns in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/22	3/31/23	Period (a)	10/1/22	3/31/23	Period (a)
Class A	2.20%	$1,000.00	$1,129.50	$11.68	$1,000.00	$1,013.96	$11.05
Class C	2.80%	$1,000.00	$1,126.20	$14.84	$1,000.00	$1,010.97	$14.04
Class I	1.80%	$1,000.00	$1,131.70	$9.57	$1,000.00	$1,015.96	$9.05

RESQ Strategic Income Fund

					Hypothetical
		Actual			(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Account	Paid
	Expense	Value	Value	During	Value	Value	During
	Ratio	10/1/22	3/31/23	Period (a)	10/1/22	3/31/23	Period (a)
Class A	2.20%	$1,000.00	$1,093.90	$11.48	$1,000.00	$1,013.96	$11.05
Class C	2.80%	$1,000.00	$1,092.10	$14.60	$1,000.00	$1,010.97	$14.04
Class I	1.80%	$1,000.00	$1,099.10	$9.42	$1,000.00	$1,015.96	$9.05

(a)	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2023

Renewal of Advisory Agreement – RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund*

In connection with a meeting held on November 29-30, 2022, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the RESQ Dynamic Allocation Fund (“ResQ DA”) and RESQ Strategic Income Fund (“ResQ SI”)(collectively, the “ResQ Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the ResQ Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted that the Adviser was founded in 2013 and had approximately $55 million in assets under management. The Board remarked that the Adviser’s key investment personnel responsible for the ResQ Funds had several years of financial industry experience. The Board observed that the Adviser made investment decisions based primarily on mathematical algorithms based on price data. The Board acknowledged that the Adviser relied on its research and modeling process for risk management and contracted with multiple signal providers to confirm market trends and sector rotation. The Board noted that the Adviser monitored compliance with each ResQ Fund’s investment limitations using a checklist system from pre-trade to post-trade operations and built those limitations into the respective model’s algorithm to ensure each ResQ Fund remained within the applicable model’s parameters. The Board discussed that the Adviser’s risk committee performed daily oversight of each ResQ Fund’s algorithms and trading. The Board noted the Adviser monitored each trade for best execution and price and reviewed broker dealers used by the firm annually. The Board noted that the Adviser engaged a third-party consultant for cybersecurity services and that the Adviser’s CCO regularly met with its consultant to review matters pertaining to cybersecurity. The Board acknowledged that the Adviser had reported no material compliance issues since the Advisory Agreement was last renewed. The Board concluded that it expected the Adviser to continue providing satisfactory service to each ResQ Fund and its respective shareholders.

Performance.

ResQ DA—The Board noted that ResQ DA earned a 1-star Morningstar rating while it underperformed its peer group, Morningstar category, and the MSCI World Index across all periods, the one year returns were very similar to the Index. The Board recalled the Adviser’s statement that its investment selection in 2021 assumed high inflation which resulted in an overweighting in emerging markets and mining companies that ultimately performed poorly due to the strong U.S. dollar, which contributed to ResQ DA’s underperformance relative to its peers. The Board considered the Fund’s more recent performance relative to the Index. The Board agreed to continue to monitor performance.

ResQ SI—The Board noted that ResQ SI earned a 1-star Morningstar rating and while it underperformed its peer group, Morningstar category, and the Bloomberg US Aggregate Bond Total Return Index across all periods. The Board acknowledged that the Adviser attributed negative performance over the 1-year period to ResQ SI’s positions across fixed income sectors, which experienced large sell offs in early 2022. The Board recalled the Adviser’s position that comparing ResQ SI’s performance to a specific index or peer group is challenging because the Fund was a “go anywhere” strategy, within the prospectus confines, and followed a thematic model established by the Adviser. They noted the Adviser’s observation that the Morningstar category contained an equity allocation component whereas ResQ SI held little to no

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2023

equity positions, which has led ResQ SI to underperform relative to its Morningstar category. The Board agreed to continue to monitor performance.

Fees and Expenses.

ResQ DA—The Board acknowledged that ResQ DA’s advisory fee was higher than the peer group and Morningstar category averages and medians but below the category high. The Board discussed that ResQ DA’s net expense ratio was lower than the high of its Morningstar category, and that the Adviser had fee waivers in place that benefited shareholders. The Board recalled the Adviser’s explanation that business, regulatory, litigation, and operational risks related to managing a mutual fund, as well as rising costs of service providers, justified the higher fees. The Board concluded that the Adviser’s advisory fee for ResQ DA was not unreasonable.

ResQ SI—The Board acknowledged that ResQ SI’s advisory fee was higher than its peer group and Morningstar category medians and averages and was the category high. The Board discussed ResQ SI’s net expense ratio, acknowledging that it was higher than medians and averages of the peer group and Morningstar category but below the category high. The Board noted that the Adviser had fee waivers in place that benefited shareholders. The Board acknowledged the Adviser’s explanation that business, regulatory, litigation, and operational risks related to managing a mutual fund, as well as rising costs of service providers, justified the higher fees. The Board concluded that the Adviser’s advisory fee for ResQ SI was not unreasonable.

Economies of Scale. The Board discussed the size of the ResQ Funds and their prospects for growth, concluding neither ResQ Fund had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of the ResQ Funds grew and the Adviser achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of each ResQ Fund and noted that the Adviser was managing each of the ResQ Funds at a loss. The Board concluded, therefore, that excessive profitability was not an issue for the Adviser.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of each ResQ Fund and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the ResQ Funds.

RESQ FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six month period ended March 31, 2023, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9260 E. Raintree Drive, Suite 100
Scottsdale, Arizona 85260

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

RESQ-SAR23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/6/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/6/23